CONSOLIDATED BALANCE SHEETS - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 1,127	£ 611	£ 921
Goodwill	8,125	7,692	8,127
Other intangible assets	17	34	64
Financial assets at amortized cost	303	275	275
Non-current assets	9,572	8,612	9,387
Current assets
Cash and cash equivalents	27,449	13,515	21,494
Derivative financial instrument	1,492
Financial assets at amortized cost	10,000	20,001	5,043
R&D tax credit receivable	3,536	3,060	2,080
Other current assets	4,616	885	881
Trade receivables	29,306	4
Current assets	76,399	37,465	29,498
Non-current liabilities
Contract liabilities	(51,337)	(15,515)
Non-current liabilities	(51,337)	(15,515)
Current liabilities
Contract liabilities	(17,042)	(2,478)
Trade and other payables	(8,192)	(6,888)	(3,830)
Lease liability	(341)	(287)
Current liabilities	(25,575)	(9,653)	(3,830)
Net assets	9,059	20,909	35,055
Capital and reserves attributable to the owners of the parent
Share capital	4,165	3,919	3,554
Capital reserves	186,891	167,243	163,121
Translation reserve	2,218	1,746	2,157
Accumulated losses	(184,215)	(151,999)	(133,777)
Total shareholders equity	9,059	20,909	35,055
Term Deposit
Current assets
Financial assets at amortized cost	£ 10,000	20,000	5,000
Other
Current assets
Financial assets at amortized cost		£ 1	£ 43